Commitments and Contingencies (Narrative) (Details) $ in Thousands, € in Billions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Loss Contingencies [Line Items]
Insurance maximum amount	$ 1,000,000
Total debt outstanding			$ 503,116	$ 529,189
Ecogas Holdings AS [Member]
Loss Contingencies [Line Items]
Remaining commitments			5,080
Windward [Member]
Loss Contingencies [Line Items]
Remaining commitments | €		€ 8.1
Sale And Lease Back Agreement [Member]
Loss Contingencies [Line Items]
Purchase Obligation			$ 50,400